Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Shelter Growth Capital Partners LLC (the “Company”)
J.P. Morgan Securities LLC
(together, the “Specified Parties”)

Re: Shelter Growth CRE 2022-FL4 Issuer Ltd – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “SGCP 2022-FL4 Final Data Tape.xlsx” provided by the Company on June 2, 2022 (the “Data File”) containing information on 23 mortgage assets and the related 24 mortgaged properties as of May 9, 2022 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by Shelter Growth CRE 2022-FL4 Issuer Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes, provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate of 1.1197%, which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Assumed SOFR” means the Term SOFR rate of 1.0879%, which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Assumed LIBOR, Assumed SOFR and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the mortgage assets and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such mortgage assets being securitized, (iii) the compliance of the originator of the mortgage assets with federal, state, and local laws and regulations, or (iv)

2

any other factor or characteristic of the mortgage assets and related mortgaged properties that would be material to the likelihood that the issuer of the securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
June 3, 2022

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Address	Appraisal Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report
Property County	Appraisal Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwritten Rent Roll, Certified Rent Roll
Unit of Measure	Underwritten Rent Roll, Certified Rent Roll
Lien Position	Title Policy, Promissory Note
Collateral Interest Type	Promissory Note, Loan Agreement, Deed of Trust
Title Vesting (Fee/Leasehold/Both)	Title Policy
Occupancy %	Underwritten Rent Roll, Certified Rent Roll
Occupancy Source Date	Underwritten Rent Roll, Certified Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
Assumed Loan (Y/N)	Promissory Note, Loan Agreement
Borrower Name	Promissory Note, Loan Agreement
Principals (Individuals)	Guaranties
Related Borrower (Y/N)	Guaranties
Note Date	Promissory Note, Loan Agreement, Deed of Trust
First Payment Date	Promissory Note, Loan Agreement, Deed of Trust, Settlement Statement
Annual Debt Service Payment (P&I)	Amortization Schedule Provided by the Company

A-1

Attribute	Source Document(s)
Commitment Original Balance ($)	Promissory Note, Loan Agreement, Deed of Trust
Initial Funded Amount ($)	Promissory Note, Loan Agreement, Deed of Trust
Future Funding Trigger / Requirements	Promissory Note, Loan Agreement, Deed of Trust
Mortgage Loan Cut-off Date Balance ($)	Servicer Screenshot, Promissory Note, Loan Agreement, Deed of Trust
ARD Loan (Y/N)	Promissory Note, Loan Agreement, Deed of Trust
Initial Maturity Date or Anticipated Repayment Date	Promissory Note, Loan Agreement, Deed of Trust
Extension Options	Promissory Note, Loan Agreement, Deed of Trust
Extension Options Description	Promissory Note, Loan Agreement, Deed of Trust
First Extension Period (Months)	Promissory Note, Loan Agreement, Deed of Trust
First Extension Floor	Promissory Note, Loan Agreement, Deed of Trust
First Extension Cap	Promissory Note, Loan Agreement, Deed of Trust
First Extension Fee	Promissory Note, Loan Agreement, Deed of Trust
Second Extension Period (Months)	Promissory Note, Loan Agreement, Deed of Trust
Second Extension Floor	Promissory Note, Loan Agreement, Deed of Trust
Second Extension Cap	Promissory Note, Loan Agreement, Deed of Trust
Second Extension Fee	Promissory Note, Loan Agreement, Deed of Trust
Third Extension Period (Months)	Promissory Note, Loan Agreement, Deed of Trust
Third Extension Floor	Promissory Note, Loan Agreement, Deed of Trust
Third Extension Cap	Promissory Note, Loan Agreement, Deed of Trust
Third Extension Fee	Promissory Note, Loan Agreement, Deed of Trust
Exit Fees	Promissory Note, Loan Agreement, Deed of Trust
Fully Extended Maturity Date	Promissory Note, Loan Agreement, Deed of Trust
Rate Type	Promissory Note, Loan Agreement, Deed of Trust
Index for Floating Rate	Promissory Note, Loan Agreement, Deed of Trust
Fully funded mortgage loan margin %	Promissory Note, Loan Agreement, Deed of Trust
ARD Mortgage Rate After ARD and extension periods	Promissory Note, Loan Agreement, Deed of Trust

A-2

Attribute	Source Document(s)
Rate Step Up Post ARD Commencement Date	Promissory Note, Loan Agreement, Deed of Trust
ARD Loan Fully Extended Maturity Date	Promissory Note, Loan Agreement, Deed of Trust
Rounding Factor	Promissory Note, Loan Agreement, Deed of Trust
Time of Rounding (Before Spread, After Spread)	Promissory Note, Loan Agreement, Deed of Trust
Rounding Direction	Promissory Note, Loan Agreement, Deed of Trust
Lookback Period	Promissory Note, Loan Agreement, Deed of Trust
Index Cap Provider	Index Cap Confirmation
Index Cap Provider Rating	Bloomberg Rating
Index Floor %	Promissory Note, Loan Agreement, Deed of Trust
Index Cap Strike Price %	Index Cap Confirmation
Interest Accrual Basis	Promissory Note, Loan Agreement, Deed of Trust
Interest Rate Change	Promissory Note, Loan Agreement, Deed of Trust
Interest Rate Change Amount	Promissory Note, Loan Agreement, Deed of Trust
Interest Rate Change Trigger	Promissory Note, Loan Agreement, Deed of Trust
Grace Period Default (Days)	Promissory Note, Loan Agreement, Deed of Trust
Grace Period Late (Days)	Promissory Note, Loan Agreement, Deed of Trust
Grace Period Balloon (Days)	Promissory Note, Loan Agreement, Deed of Trust
Original Prepayment Provision	Promissory Note, Loan Agreement, Deed of Trust
Remaining Prepayment Provision	Promissory Note, Loan Agreement, Deed of Trust
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note, Loan Agreement, Deed of Trust
Partial Release and/or Prepayment Description	Promissory Note, Loan Agreement, Deed of Trust
Amortization Type During Initial Term	Promissory Note, Loan Agreement, Deed of Trust
Amortization Type During Extensions	Promissory Note, Loan Agreement, Deed of Trust
Amort Months Initial Term	Promissory Note, Loan Agreement, Deed of Trust
Amortization Method	Promissory Note, Loan Agreement, Deed of Trust
Amort Number of Months	Promissory Note, Loan Agreement, Deed of Trust
Amortization Rate Mechanics	Promissory Note, Loan Agreement, Deed of Trust

A-3

Attribute	Source Document(s)
Amortization Basis	Promissory Note, Loan Agreement, Deed of Trust
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement

A-4

Attribute	Source Document(s)
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement, Appraisal Report
Loan Cross Portfolio Name	Promissory Note, Loan Agreement, Deed of Trust
Full Recourse (Y/N/Partial)	Guaranties
Recourse Provisions	Guaranties
Recourse Carveout Guarantor	Guaranties
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Loan Agreement
Cash Management (Springing/In-place)	Loan Agreement

A-5

Attribute	Source Document(s)
Lockbox/Cash Management Trigger Event	Loan Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Environmental Escrow (Cut-off Date)	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Upfront Tax Escrow	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Tax Escrow (Cut-Off Date)	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Tax Escrow (Monthly)	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Springing Tax Escrow Description	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Upfront Insurance Escrow	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Insurance Escrow (Cut-Off Date)	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Insurance Escrow (Monthly)	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Springing Insurance Escrow Description	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Upfront Replacement Reserves	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Replacement Reserve (Cut-Off Date)	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Replacement Reserve (Monthly)	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Springing Replacement Reserve Description	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Upfront TI/LC Reserve	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
TI/LC Reserve (Cut-Off Date)	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Monthly TI/LC Reserve ($)	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement

A-6

Attribute	Source Document(s)
Springing TI/LC Reserve Description	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Initial Capital Improvement Reserve	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Capital Improvement Reserve (Cut-Off Date)	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Capital Improvement Reserve (Monthly)	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Upfront Other Reserve 1	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Other Reserve 1 ($) (Cut-Off Date)	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Other Escrow 1 (Monthly)	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Other (Springing) Escrow Reserve 1 Description	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Upfront Other Reserve 2	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Other Reserve 2 ($) (Cut-Off Date)	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Other Escrow 2 (Monthly)	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Other (Springing) Escrow Reserve 2 Description	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Upfront Other Reserve 3	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Other Reserve 3 ($) (Cut-Off Date)	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Other Escrow 3 (Monthly)	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Other (Springing) Escrow Reserve 3 Description	Servicer Screenshot, Settlement Statement, Reserve Agreement, Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report

A-7

Attribute	Source Document(s)
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Promissory Note, Loan Agreement, Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report, Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll, Certified Rent Roll
Property Manager	Management Agreement, Operating Agreement, Loan Agreement
TIC (Y/N)	Promissory Note, Loan Agreement, TIC Agreement
Max Number of TICs	Promissory Note, Loan Agreement, TIC Agreement
Single Purpose Borrower (Y/N)	Promissory Note, Loan Agreement, Deed of Trust
Independent Director (Y/N)	Promissory Note, Loan Agreement, Deed of Trust
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel, Post Closing Agreement
DST (Y/N)	Promissory Note, Loan Agreement, Deed of Trust
IDOT (Y/N)	Promissory Note, Loan Agreement, Deed of Trust
Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant Sqft	Underwritten Rent Roll, Certified Rent Roll

A-8

Attribute	Source Document(s)
4th Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant Sqft	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
Additional Debt	Promissory Note, Loan Agreement, Deed of Trust
Permitted Future Debt (Y/N)	Promissory Note, Loan Agreement, Deed of Trust
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, Servicer Screenshot
Subordinate Debt Type	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, B Note, Operating Agreement
Subordinate Debt Type Interest Rate	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, Servicer Screenshot

A-9

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodologies
Annual Debt Service Payment (IO)	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Fully Funded Annual Debt Service Payment (IO)	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Balloon Payment ($).
Annual Debt Service Payment (Cap)	Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($).
% of Collateral Interest Cut-Off Date Balance ($)	Collateral Interest Cut-Off Date Balance ($) divided by aggregate Collateral Interest Cut-off Date Balance ($) of all mortgage assets.
Collateral Interest Future Funding Balance	Collateral Interest Total Commitment minus Collateral Interest Cut-Off Date Balance ($).
Mortgage Loan Balloon Payment ($)	For all loans which are interest only loans, the amount equal to the Commitment Original Balance ($).
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by No of Units.
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units.
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units.
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date or Anticipated Repayment Date and the First Payment Date.
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning.
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.

B-1

Attribute	Calculation Methodologies
Fully Extended Loan Term (Original)	Number of payments between and including the First Payment Date and the Fully Extended Maturity Date.
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning.
Mortgage Rate Floor	The sum of the Fully funded mortgage loan margin % and the LIBOR Floor %.
Mortgage Rate Cap	The sum of the LIBOR Cap Strike Price % and the Fully funded mortgage loan margin %.
Fully Funded Mortgage Loan Rate %	The sum of the Fully funded mortgage loan margin % and Assumed LIBOR rounded by the respective Rounding Factor subject to (i) the Mortgage Rate Floor and (ii) the Mortgage Rate Cap.
IO Months Initial Term	For all mortgage assets for which Amortization Type During Initial Term is Interest Only, number of payments between and including the First Payment Date and the Initial Maturity Date or Anticipated Repayment Date.
IO Months Fully Extended Loan Term	IO Months Initial Term plus the number of IO payments between the Initial Maturity Date or Anticipated Repayment Date and the Fully Extended Maturity Date.
Amort Months Fully Extended Loan Term	Amort Months Initial Term plus the number of amortization payments between and including the Initial Maturity Date or Anticipated Repayment Date and the Fully Extended Maturity Date.
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value.
Mortgage Loan Cut-off Date (As-Is) Net of Initial CapEx LTV Ratio	Mortgage Loan Cut-off Date Balance ($) minus Initial Capital Improvement Reserve divided by As-Is Appraised Value.
Committed Mortgage Loan (Stabilized) LTV Ratio	Commitment Original Balance ($) divided by Stabilized Appraised Value.
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value.
Cut-off Date Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Annual Debt Service Payment (IO).

B-2

Attribute	Calculation Methodologies
Cut-off Date Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Annual Debt Service Payment (IO).
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Annual Debt Service Payment (IO).
Cut-off Date Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Annual Debt Service Payment (IO).
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($).
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by Fully Funded Annual Debt Service Payment (IO)
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by Fully Funded Annual Debt Service Payment (IO)
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the Commitment Original Balance ($).
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the Commitment Original Balance ($).
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by Fully Funded Annual Debt Service Payment (IO)
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by Fully Funded Annual Debt Service Payment (IO)
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the Commitment Original Balance ($).
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the Commitment Original Balance ($).
Cut-off Date Total Debt Balance	Mortgage Loan Cut-off Date Balance ($) plus Cut-off Date Subordinate Debt/Mezz Loan Bal ($).

B-3

Attribute	Calculation Methodologies
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value.
Cut-off Date Total Debt Ann Debt Service ($)	Annual Debt Service Payment (IO) plus the product of i) Cut-off Date Subordinate Debt/Mezz Loan Bal ($), ii) Subordinate Debt Type Interest Rate, and iii) Interest Accrual Basis.
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($).

B-4

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable mortgage asset and Compared or Recomputed Attribute(s):
Property Name(s)	Compared or Recomputed Attribute(s)	Company Instruction
City Club Crossroads KC	Commitment Original Balance ($)	Provided by the Company
City Club Crossroads KC	Initial Funded Amount ($)	Provided by the Company
Stoneybrook and Woodford Ridge, The Mason, Green Oaks Apartments, The Centennial, The Regency	Cut-off Date Mortgage Loan Underwritten NOI DSCR	Set to 1.00x
City Club Crossroads KC, Stoneybrook and Woodford Ridge, The Mason, Green Oaks Apartments, The Centennial, The Regency	Cut-off Date Mortgage Loan Underwritten NCF DSCR	Set to 1.00x
City Club Crossroads KC, Stoneybrook and Woodford Ridge, The Mason, Green Oaks Apartments, The Centennial, The Regency	Cut-off Date Total Debt UW NCF DSCR	Set to 1.00x

C-1